DEAN WITTER EUROPEAN GROWTH FUND INC.
                     TWO WORLD TRADE CENTER
                    NEW YORK, NEW YORK 10048
                         (212) 392-1600




                                   December 26, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Dean Witter European Growth Fund Inc.
     File #33-35530
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on December 23, 1996.


                                   Very truly yours,
                               /s/ Carsten Otto
                                   Carsten Otto
                                   Assistant Secretary



cc: Randolph Koch
    Sheldon Curtis

eurogro\497j.96